Subsequent events (Detail) ₺ / shares in Units, ₺ in Thousands, € in Thousands, ¥ in Thousands																		2 Months Ended		11 Months Ended	12 Months Ended
	Apr. 05, 2024 TRY (₺) ₺ / shares	Mar. 14, 2024 EUR (€)	Feb. 14, 2024 TRY (₺)	Jan. 29, 2024 CNY (¥)	Jan. 17, 2024 TRY (₺)	Jan. 10, 2024 TRY (₺)	Dec. 27, 2023 CNY (¥)	Nov. 28, 2023 CNY (¥)	Oct. 25, 2023 EUR (€)	Sep. 06, 2023 CNY (¥)	Aug. 11, 2023 TRY (₺)	Aug. 09, 2023 TRY (₺)	Aug. 01, 2023 TRY (₺)	Jun. 21, 2023 EUR (€)	May 29, 2023 EUR (€)	May 08, 2023 TRY (₺)	Feb. 08, 2023 EUR (€)	Mar. 31, 2024 TRY (₺)	Feb. 29, 2024 TRY (₺)	Dec. 31, 2023 TRY (₺) ₺ / shares	Dec. 31, 2023 TRY (₺) ₺ / shares	Dec. 31, 2022 TRY (₺)	Dec. 31, 2021 TRY (₺)
Subsequent events
Issuance of debt securities											₺ 700,000	₺ 530,000	₺ 500,000			₺ 330,000
Proceeds from issues of loans and borrowings																					₺ 62,689,793	₺ 53,139,280	₺ 43,150,810
Dividends proposed	₺ 6,277,000
Dividends proposed per share | ₺ / shares	₺ 2.8532
Dividends proposed per share, net | ₺ / shares	2.5679
Nominal value per share | ₺ / shares	₺ 1																			₺ 1	₺ 1
China Development Bank | CNY
Subsequent events
Proceeds from issues of loans and borrowings | ¥							¥ 36,000	¥ 47,600		¥ 42,073
Borrowings, interest rate																				5.15%	5.15%
China Development Bank | EUR
Subsequent events
Proceeds from issues of loans and borrowings | €									€ 40,675					€ 26,854	€ 36,603		€ 28,900
Borrowings, interest rate description																					6M Euribor+2.29%
Borrowings, adjustment to variable interest rate																				2.29%	2.29%
Turkcell Odeme
Subsequent events
Issuance of sukuk																				₺ 1,680,000
Turkcell Finansman
Subsequent events
Issuance of debt securities																					₺ 925,000
Issuance of securities and sukuk | Commercial bills with maturity of 12 July 2024 [member]
Subsequent events
Issuance of debt securities																			₺ 2,500,000
Issuance of securities and sukuk | Commercial bills with maturity of 2 August 2024 [member]
Subsequent events
Issuance of debt securities																			250,000
Issuance of securities and sukuk | Commercial bills with maturity of 6 August 2024 [member]
Subsequent events
Issuance of debt securities																			₺ 800,000
Issuance of securities and sukuk | Turkcell Superonline
Subsequent events
Issuance of sukuk			₺ 300,000			₺ 300,000
Issuance of securities and sukuk | Turkcell Odeme | Sukuk with maturity of 8 May 2024 [member]
Subsequent events
Issuance of sukuk																		₺ 200,000
Issuance of securities and sukuk | Turkcell Odeme | Sukuk with maturity of 5 June 2024 [member]
Subsequent events
Issuance of sukuk																		100,000
Issuance of securities and sukuk | Turkcell Odeme | Sukuk with maturity of 13 June 2024 [member]
Subsequent events
Issuance of sukuk																		₺ 200,000
Issuance of securities and sukuk | Turkcell Finansman
Subsequent events
Issuance of debt securities					₺ 143,000
Borrowings received | China Development Bank | CNY
Subsequent events
Proceeds from issues of loans and borrowings | ¥				¥ 38,000
Borrowings, interest rate				5.15%
Borrowings received | China Development Bank | EUR
Subsequent events
Proceeds from issues of loans and borrowings | €		€ 50,000
Borrowings, interest rate description		6M Euribor + 2.29%
Borrowings, adjustment to variable interest rate		2.29%